Investment Securities - Investment Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	$ 55,432		$ 41,059
Available-for-sale securities, Unrealized Gains	980		651
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(3)		(13)
Available-for-sale securities, Unrealized Losses Other	(340)		(762)
Available-for-sale securities, Fair Value	56,069	[1]	40,935	[1]
U.S. Treasury and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	2,622		1,108
Available-for-sale securities, Unrealized Gains	14		4
Available-for-sale securities, Unrealized Losses Other	(4)		(67)
Available-for-sale securities, Fair Value	2,632		1,045
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	44,668		31,633
Available-for-sale securities, Unrealized Gains	593		449
Available-for-sale securities, Unrealized Losses Other	(244)		(529)
Available-for-sale securities, Fair Value	45,017		31,553
Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	399		486
Available-for-sale securities, Unrealized Gains	9		4
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(2)		(8)
Available-for-sale securities, Unrealized Losses Other	(1)		(4)
Available-for-sale securities, Fair Value	405		478
Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	261		297
Available-for-sale securities, Unrealized Gains	20		5
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(1)		(5)
Available-for-sale securities, Fair Value	280		297
Commercial [Member] | Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	112		148
Available-for-sale securities, Unrealized Gains	3		4
Available-for-sale securities, Fair Value	115		152
Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	625
Available-for-sale securities, Fair Value	641
Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	18		20
Available-for-sale securities, Unrealized Gains	4		4
Available-for-sale securities, Fair Value	22		24
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	607		616
Available-for-sale securities, Unrealized Gains	13		13
Available-for-sale securities, Unrealized Losses Other	(1)
Available-for-sale securities, Fair Value	619		629
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	5,604		5,673
Available-for-sale securities, Unrealized Gains	265		116
Available-for-sale securities, Unrealized Losses Other	(1)		(51)
Available-for-sale securities, Fair Value	5,868		5,738
Obligations of Foreign Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	6		6
Available-for-sale securities, Fair Value	6		6
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	690		734
Available-for-sale securities, Unrealized Gains	3
Available-for-sale securities, Unrealized Losses Other	(79)		(94)
Available-for-sale securities, Fair Value	614		640
Perpetual Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	200		205
Available-for-sale securities, Unrealized Gains	27		24
Available-for-sale securities, Unrealized Losses Other	(10)		(17)
Available-for-sale securities, Fair Value	217		212
Other Investment [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	245		133
Available-for-sale securities, Unrealized Gains	29		28
Available-for-sale securities, Fair Value	$ 274		$ 161

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.